Related Party Transactions (Details Textual) - USD ($)			1 Months Ended			3 Months Ended	5 Months Ended
	Apr. 04, 2017	Oct. 13, 2016	Apr. 30, 2017	Jan. 18, 2017	Aug. 17, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 21, 2017
Related Party Transaction [Line Items]
Class of Warrant or Right, Term							5 years
Class of Warrant or Right, Holding Percentage							5.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,169,607	20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.20	$ 1.18
Derivative Liability							$ 744,105
Proceeds from Issuance of Private Placement						$ 3,515,000
Payments for Brokerage Fees	$ 188,250
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures							735,000
Proceeds from Related Party Debt							35,000
Subsidiaries [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt					$ 35,000
Director [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues		245,434
Subsequent Event [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues				8,929
Share Price	$ 1.00
Proceeds from Issuance of Private Placement	$ 3,765,000		$ 3,500,000
Private Placement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	3,765,000
Proceeds from Issuance of Private Placement	$ 3,765,000
Mr. Heckman [Member]
Related Party Transaction [Line Items]
Guarantor Obligations, Current Carrying Value							350,000
MDB Capital Group LLC [Member]
Related Party Transaction [Line Items]
Reimbursement For Related Party Services Per Month						$ 3,000	3,000
Reimbursement Of Expenses							4,299
Payments for Other Fees							54,299
Guarantor Obligations, Current Carrying Value							150,000
MDB Capital Group LLC [Member] | Director [Member]
Related Party Transaction [Line Items]
Officers' Compensation							$ 6,250
MDB Capital Group LLC [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Payments for Brokerage Fees	$ 188,250
Stock Issued During Period, Shares, Issued for Services	162,000